Quarterly Financial Data (unaudited)	12 Months Ended
Apr. 25, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

19. Quarterly Financial Data (unaudited)

(in millions, except per share data)		First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Fiscal Year
Net Sales
	2014	$4,083	$4,194	$4,163	$4,566	$17,005
	2013	4,008	4,095	4,027	4,459	16,590
Gross Profit
	2014	$3,061	$3,104	$3,113	$3,395	$12,672
	2013	3,035	3,075	3,028	3,325	12,464
Net Earnings
	2014	$953	$902	$762	$448	$3,065
	2013	864	646	988	969	3,467
Basic Earnings per Share
	2014	$0.94	$0.90	$0.76	$0.45	3.06
	2013	0.84	0.63	0.98	0.96	3.40
Diluted Earnings per Share
	2014	$0.93	$0.89	$0.75	$0.44	3.02
	2013	0.83	0.63	0.97	0.95	3.37

The data in the schedule above has been intentionally rounded to the nearest million, and therefore, the quarterly amounts may not sum to the fiscal year-to-date amounts.